Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction

The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Deferred tax expense (benefit)
Ireland	$141,364	$151,623	$87,147
The Netherlands	(8,346)	(7,453)	1,339
United States of America	(41,163)	(65,341)	26,267
Other	14,124	22,130	(5,744)
	105,979	100,959	109,009

Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets
Ireland	1,562	—	—
The Netherlands	12,843	13,915	—
United States of America	54,056	10,074	—
Other	(13,100)	(13,922)	6,850
	55,361	10,067	6,850

Current tax expense (benefit)
Ireland	4,730	(99)	229
The Netherlands	1,164	37,512	5,290
United States of America	3,166	39,358	15,553
Other	3,096	2,008	442
	12,156	78,779	21,514
Provision for income taxes	$173,496	$189,805	$137,373

Reconciliation Of Statutory Income Tax Expense/(Benefit)

The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016		2015 (a)		2014 (a)
Income tax expense at statutory income tax rate of 12.5%	$150,050		$170,712		$114,612

Non-taxable items (permanent differences)	29,057	(b)	29,555	(c)	15,010	(d)
Foreign rate differential	(5,611)		(10,462)		7,751
	23,446		19,093		22,761
Provision for income taxes	$173,496		$189,805		$137,373

(a)

Effective February 1, 2016, we moved our headquarters and executive officers from Amsterdam to Dublin, and as of February 1, 2016, we became tax resident in Ireland. Accordingly, we have updated the figures for the years ended December 31, 2015 and 2014 as compared to those previously reported in the financial statements contained in our 2015 annual report on Form 20-F to reflect the permanent differences being taxed at the Irish statutory rate of 12.5% rather than the Dutch statutory rate of 25%.

(b)

The 2016 non-taxable items included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States of America and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

(c)

The 2015 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

(d)

The 2014 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

Schedule Of Global Tax Activities

The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31, 2016
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,151,387	12.5%	0.0%	$—
The Netherlands	37,580	25.0%	12.5%	4,698
United States of America	44,238	36.3%	23.8%	10,529
Isle of Man	181,286	0.0%	(12.5)%	(22,661)
Other	18,989	22.1%	9.6%	1,823
	$1,433,480			$(5,611)
Non-taxable items (c)	(233,084)
Income from continuing operations before income tax	$1,200,396

	Year Ended December 31, 2015 (d)
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,190	12.5%	0.0%	$—
The Netherlands	175,897	25.0%	12.5%	21,987
United States of America	(43,825)	36.3%	23.8%	(10,430)
Isle of Man	181,118	0.0%	(12.5)%	(22,640)
Other	77,671	13.3%	0.8%	621
	$1,603,051			$(10,462)
Non-taxable items (e)	(237,352)
Income from continuing operations before income tax	$1,365,699

	Year Ended December 31, 2014 (d)
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$694,605	12.5%	0.0%	$—
The Netherlands	26,081	25.0%	12.5%	3,260
United States of America	95,585	38.3%	25.8%	24,661
Isle of Man	167,689	0.0%	(12.5)%	(20,961)
Other	7,528	23.0%	10.5%	791
	$991,488			$7,751
Non-taxable items (f)	(74,590)
Income from continuing operations before income tax	$916,898

(a)

The local statutory income tax expense for our significant tax jurisdictions (Ireland, the Netherlands, the United States of America and Isle of Man) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
(c)

The 2016 non-taxable items included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States of America and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

(d)

Due to our migration from the Netherlands to Ireland as of February 1, 2016, we have updated the tax rate reconciliation for the years ended December 31, 2015 and 2014. The tax variance as a result of the global activities has been calculated as the difference between the local statutory tax rate in the relevant jurisdictions and the Irish statutory tax rate of 12.5%.

(e)

The 2015 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

(f)

The 2014 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

Deferred Tax Liabilities And Assets

The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2016 and 2015:

	As of December 31, 2016
	Ireland	The Netherlands	United States of America	Other	Total
Depreciation/Impairment	$(1,030,901)	$8,547	$(16,322)	$(63)	$(1,038,739)
Intangibles	(6,353)	—	(16,242)	—	(22,595)
Interest expense	—	—	(588)	—	(588)
Accrued maintenance liability	(6,028)	—	12,810	—	6,782
Obligations under capital leases and debt obligations	(3,151)	—	—	—	(3,151)
Investments	—	—	(12,641)	—	(12,641)
Deferred losses	—	—	66,119	—	66,119
Accrued expenses	—	—	13,942	—	13,942
Valuation allowance	(1,562)	(26,758)	(89,130)	(9,911)	(127,361)
Losses and credits forward	666,214	26,759	92,215	20,693	805,881
Other	(46,133)	(4,399)	5,539	(6,190)	(51,183)
Net deferred income tax (liabilities) assets	$(427,914)	$4,149	$55,702	$4,529	$(363,534)

	As of December 31, 2015
	Ireland	The Netherlands	United States of America	Other	Total
Depreciation/Impairment	$(876,219)	$11,580	$5,393	$963	$(858,283)
Intangibles	(10,071)	—	(18,763)	—	(28,834)
Interest expense	—	—	(5,435)	—	(5,435)
Accrued maintenance liability	(7,003)	—	11,880	—	4,877
Obligations under capital leases and debt obligations	(3,411)	—	—	—	(3,411)
Investments	—	—	(10,155)	—	(10,155)
Deferred losses	—	—	66,543	—	66,543
Accrued expenses	—	—	14,554	—	14,554
Valuation allowance	—	(13,915)	(35,074)	(23,011)	(72,000)
Losses and credits forward	630,302	13,915	32,342	39,282	715,841
Other	(20,647)	(2,936)	7,350	(11,651)	(27,884)
Net deferred income tax (liabilities) assets	$(287,049)	$8,644	$68,635	$5,583	$(204,187)

Summary Of Valuation Allowance

The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Valuation allowance at beginning of period	$72,000	$61,933
Increase of allowance to income tax provision	55,361	10,067
Valuation allowance at end of period	$127,361	$72,000